Income Taxes - Summary of Balances of Recoverable Taxes (Detail) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Recoverable taxes:
ISR	$ 645,868	$ 69,326	$ 590,116
IVA	482,353	516,114	463,539
Withholding taxes	20,513	31,955	176,542
IMPAC	1,203	23,781	24,338
Corporation taxes	96,547	11,515
Other	6,533	5,430	13,108
Total	$ 1,253,017	$ 658,121	$ 1,267,643